Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status
6.
Tax Status

The Plan uses a pre-approved defined contribution plan document sponsored by FMR, LLC. The sponsor received an opinion letter from the Internal Revenue Service (IRS) dated June 30, 2020, which states that the pre-approved defined contribution plan document satisfies the applicable requirements of the IRC. The Plan itself has not received a determination letter from the IRS. However, the Plan’s management believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan’s financial statements. The Plan is subject to routine audits by taxing jurisdictions; however there are currently no audits for any tax period in progress.